Acquisition of Bao Li Gaming Promotion Limited (Details 5) (Bao Li Gaming [Member], USD $)	12 Months Ended
Dec. 31, 2012
Bao Li Gaming [Member]
Proforma Consolidated Revenue [Line Items]
Revenue	$ 245,660,873
Expenses	176,972,496
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 68,688,377
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ 1.50
Diluted (in dollars per share)	$ 1.50
Weighted average shares outstanding
Basic (in shares)	45,752,743
Diluted (in shares)	45,752,922